UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE (LOSS) INCOME - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue		$ 32,659,236	$ 25,754,473
Cost of revenue		(29,359,389)	(21,486,338)
Gross profit		3,299,847	4,268,135
Other income		703,883	814,457
Selling and marketing expenses		(1,152,522)	(1,562,277)
General and administrative expenses		(7,902,969)	(7,107,000)
Impairment loss on intangible asset		0	(4,063,000)
Other expenses		(111,423)	(31,918)
Change in fair value of investment properties		(44,079)	0
Operating loss		(5,207,263)	(7,681,603)
Finance cost		(865,273)	(367,270)
Net loss on convertible notes designated at FVTPL		(2,617,807)	0
Net gain on warrant liabilities		1,726,802	(24,075)
Loss before tax		(6,963,541)	(8,072,948)
Income tax expenses		(99,272)	(123,038)
Loss for the period		(7,062,813)	(8,195,986)
Foreign currency translation differences – foreign operations		(817,032)	290,378
Change in fair value of convertible notes designated at FVTPL due to own credit risk		1,726
Total comprehensive loss for the period		(7,878,119)	(7,905,608)
Loss attributable to:
Equity owners of the Company		(7,170,893)	(8,246,755)
Non-controlling interests		108,080	50,769
Total comprehensive loss attributable to:
Equity owners of the Company		(7,980,794)	(7,963,848)
Non-controlling interests		$ 102,675	$ 58,240
Basic loss per share (in Dollars per share)	[1]	$ (13.62)	$ (311)
Diluted loss per share (in Dollars per share)	[1]	$ (13.62)	$ (311)
Weighted average number of shares
Basic (in Shares)		526,603	26,517
Diluted (in Shares)		526,603	26,517

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization. Further, the Class A ordinary shares are presented on a retroactive basis to reflect the Company’s reverse share split of 50-for-1 on March 23, 2026 and 30-for-1 on June 23, 2026, respectively.